UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1513

Date of fiscal year end:      October 31

Date of reporting period:     April 30, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Growth
Trends Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 15

For more information
page 29


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth of
capital by investing
approximately one
third of its assets in
equity securities of
U.S. and foreign
companies in each
of the following
sectors: financial
services, health care
and technology.

Over the last six months

* The stock market produced modest results, as rising interest rates and surging oil prices took the wind out of the market's sails in the first four months of 2005.

* Of the Fund's three sectors, health care fared the best, outperforming the market, while financials were flat and technology was negative.

* Because of the Fund's mandate regarding sectors, it was unable to participate in the good results in the industrial and energy sectors.


[Bar chart with heading "John Hancock Growth Trends Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 1% with -1% at the bottom and 1% at the top. The first bar represents the -0.18% total return for Class A. The second bar represents the -0.54% total return for Class B. The third bar represents the -0.54% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top holdings


Financial Services            Health Care                    Technology
8.9%   State Street Corp.     6.2%   Celgene                 18.2%   Microsoft
8.4%   American Express Co.   5.3%   Abbott Laboratories     11.0%   IBM
7.7%   Citigroup              5.0%   Gilead Sciences          9.5%   Cisco Systems
7.3%   Goldman Sachs          4.5%   Shire Pharmaceuticals    7.1%   Intel
6.7%   Wells Fargo            4.3%   Medtronic                5.8%   Applied Materials


As a percentage of Financial Services, Health Care and Technology net assets, respectively, on 4-30-05.

MANAGERS'
REPORT

JOHN HANCOCK
Growth Trends Fund

Stocks turned in only modestly positive results during the six month period that ended April 30, 2005. The market posted a strong rally in the first two months of the period, fueled by solid economic growth and low inflation. But from January 2005 through the end of April, stocks declined in response to concerns about potentially slowing economic conditions, higher inflation and the skyrocketing price of oil. Against that backdrop, John Hancock Growth Trends Fund's Class A, Class B and Class C shares posted total returns of -0.18%, -0.54% and -0.54%, respectively, at net asset value. That compared with the 3.00% return of the average multi-cap core fund, according to Lipper, Inc.1

The Fund lagged its Lipper peer group average because our mandate to invest one third of the Fund's assets in each of three sectors -- health care, technology and financials -- prevented us from participating in the stronger-performing energy sector and naturally positioned us to more fully feel the effects of the lagging technology sector.

"Financial stocks were essentially
 flat during the period, lagging the
 overall market primarily
 due to the rising interest rate
 environment..."

FINANCIALS By James K. Schmidt, CFA

Financial stocks were essentially flat during the period, lagging the overall market primarily due to the rising interest rate environment and by a flattening yield curve, as short-term rates rose faster than those at the longer end. Worries about a squeeze on mortgage companies' and banks' net interest margins put downward pressure on their stocks.

Investment banks and other market- sensitive companies fared better with the market's late-year rally in 2004 and heightened underwriting and merger and acquisition activity. That boosted the stocks of Goldman Sachs and Lehman Brothers -- two of our better performers. Life and health insurance companies also turned in solid results because they were viewed as safe havens and had no taint of scandal.

This period was unusual in that it was characterized by a wide divergence in financial stocks' performance and significant underperformance from some individual companies. Names in this category were the financial portfolio's and the Fund's worst performers, including American International Group, which had numerous accounting issues at the same time it was named in a bid-rigging investigation launched by New York Attorney General Eliot Spitzer. Another was Fannie Mae, which continued to deal with accounting issues. Other detractors had earnings disappointments or lowered guidance on future earnings. This group included Fund holdings Ambac, MBNA, Bank of New York, Fifth Third Bancorp. and JPMorgan Chase.

During the period we reduced our stake in bank stocks on the belief that their valuations were stretched, and this underweighting served us well, as banks were hit by the higher rates and flat yield curve plus a near dry-up in mergers. We also increased our exposure to the market-sensitive investment bankers and asset managers, which turned in strong results.

We remain optimistic about the prospects for financial stocks. Despite a difficult time recently, fundamentals remain sound and the trend of consolidation of U.S. banks remains intact. We continue to favor the larger-cap names as their valuations are more attractive after lagging the small caps for several years.

HEALTH CARE By Robert C. Junkin, CPA

In April 2005, Robert Junkin, a vice president and portfolio manager of John Hancock Advisers, assumed portfolio management responsibility for the health care portfolio, replacing Linda Miller. Mr. Junkin also manages John Hancock Health Sciences Fund and John Hancock Large Cap Equity Fund.

"Despite some regulatory and legal
 headwinds, health care stocks out
 paced the broader stock market..."

Despite some regulatory and legal headwinds, health care stocks outpaced the broader stock market during the period. Some of our biotech holdings turned out to be some of the best performers in the health care portion of the Fund. A good example was Genentech, which reported strong profit and revenue growth, as sales of its new cancer drug Avastin continued to expand. Celegene's stock price rose in response to strong sales of its drug Thalomid, which is approved to treat leprosy, but is most often used as a cancer treatment. Hospital operator Triad Hospitals scored well as it continued to produce strong revenue and earnings growth. Managed care company WellPoint Inc. also did well, benefiting from rising earnings generated partly by higher health-care premium hikes they passed onto their customers amid moderating medical cost trends.


[Table at top left-hand side of page entitled "Sector distribution 2." The first listing is Financials - 31%, the second is Health care - 38% and the third is Information technology - 29%.]


Among our worst performers were other biotech companies, including Biogen Idec, which suffered losses in response to news that the company was suspending sales of its multiple sclerosis treatment. Boston Scientific also disappointed, primarily due to concerns that it could lose sales of its cardiovascular stent to rival Johnson & Johnson.

In our view, health care stocks may continue to be subject to the risks of increased regulatory and legal scrutiny throughout 2005; however, we remain quite optimistic about them over the long term because we believe that demographics and product innovation continue to be favorable to the industry.


[Pie chart at just below middle of page with heading "Portfolio allocation 2." The chart is divided into two sections (from top to right): Common stocks 98% and Short-term investments & other 2%. ]


TECHNOLOGY By Anurag Pandit, CFA

After soaring in the final two months of 2004, technology stocks suffered steep declines in the first four months of 2005, resulting in disappointing returns for the sector during the period. Our focus on large-cap stocks toward the end of the period provided some protection in a tough market for tech stocks. While large-cap tech stocks have done relatively well recently, they were among the sector's laggards in the final two months of 2004 when smaller cap and speculative tech issues posted their strongest gains for the period.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Goldman Sachs followed by an up arrow with the phrase "Strong merger and acquisition activity." The second listing is Genentech followed by an up arrow with the phrase "Investors cheer positive news on company's cancer drugs." The third listing is IBM followed by a down arrow with the phrase "Earnings disappointment prompts stock sell-off."]


Throughout the period, we continued to emphasize segments of the tech sector that stood to gain the most from a rebound in corporate spending on technology. As a result, we focused on software companies, which posted good results during the period. For example, our best performer was Digital Insight, which makes software for the expanding business of Internet banking. Another winner was software company Macromedia, which performed well in response to stronger orders for its software for mobile devices, which convinced investors that the company had strong growth prospects over the next several years. In contrast, IBM disappointed due to lower-than-expected earnings. The stock price of Macrovision, maker of piracy protection software, also declined because investors feared its anticipated growth rate would not be realized in the near term.

"After soaring in the final two months
 of 2004, technology stocks suffered
 steep declines in the first four months
 of 2005..."

Overall, we believe that the outlook for tech stocks over the next year or so is neutral. We see no "killer application" on the near-term horizon that will substantially boost corporate and consumer tech spending. That said, there are a number of subsectors within technology that we believe continue to offer good prospects for growth, and we will continue to emphasize those.

This commentary reflects the views of the managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                                    Class A     Class B     Class C
Inception date                      9-22-00     9-22-00     9-22-00

Average annual returns with maximum sales charge (POP)
One year                              -5.35%      -6.03%      -2.07%
Since inception                      -12.59      -12.63      -12.25

Cumulative total returns with maximum sales charge (POP)
Six months                            -5.19       -5.52       -1.54
One year                              -5.35       -6.03       -2.07
Since inception                      -46.16      -46.30      -45.20

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $8,596 as of April 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Growth Trends Fund, before sales charge, and is equal to $5,670 as of April 30, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Growth Trends Fund, after sales charge, and is equal to $5,384 as of April 30, 2005.]


                                    Class B      Class C 1
Period beginning                    9-22-00      9-22-00
Without sales charge                 $5,480       $5,480
With maximum sales charge             5,370        5,480
Index                                 8,596        8,596

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                           Expenses paid
$1,000.00           Ending value        during period
on 10-31-04           on 4-30-05        ended 4-30-05 1

Class A                  $998.20                $8.17
Class B                   994.60                11.62
Class C                   994.60                11.62

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A              $1,016.61                  $8.25
Class B               1,013.14                  11.73
Class C               1,013.14                  11.73

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.65%, 2.35% and 2.35% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 97.71%                                                                                     $138,384,643
(Cost $125,015,842)

Application Software 2.03%                                                                                  2,878,206
Cadence Design Systems, Inc. (I)(L)                                                           112,600       1,576,400
Hyperion Solutions Corp. (I)(L)                                                                16,650         677,156
Intuit, Inc. (I)                                                                               15,500         624,650

Asset Management & Custody Banks 6.43%                                                                      9,102,543
Bank of New York Co., Inc. (The)                                                              100,000       2,794,000
Franklin Resources, Inc.                                                                        8,000         549,440
Legg Mason, Inc.                                                                               15,550       1,101,873
Northern Trust Corp.                                                                           10,000         450,300
State Street Corp.                                                                             91,000       4,206,930

Biotechnology 11.05%                                                                                       15,653,087
Abgenix, Inc. (I)                                                                             150,000       1,045,500
Amgen, Inc. (I)                                                                                34,700       2,019,887
Celgene Corp. (I)                                                                              90,000       3,411,900
Charles River Laboratories International, Inc. (I)                                             40,000       1,894,800
Genentech, Inc. (I)                                                                            25,000       1,773,500
Gilead Sciences, Inc. (I)                                                                      75,000       2,782,500
Lexicon Genetics, Inc. (I)                                                                     94,000         411,720
Neurocrine Biosciences, Inc. (I)                                                               43,000       1,503,280
Telik, Inc. (I)                                                                                50,000         810,000

Communications Equipment 5.91%                                                                              8,365,196
Cisco Systems, Inc. (I)                                                                       215,450       3,722,976
Motorola, Inc.                                                                                 92,659       1,421,389
QUALCOMM, Inc.                                                                                 42,150       1,470,614
Tekelec (I)                                                                                    76,300       1,038,443
VeriSign, Inc. (I)(L)                                                                          26,900         711,774

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Computer Hardware 3.81%                                                                                    $5,397,983
Hewlett-Packard Co.                                                                            52,715       1,079,076
International Business Machines Corp.                                                          56,545       4,318,907

Computer Storage & Peripherals 2.02%                                                                        2,861,894
EMC Corp. (I)                                                                                 132,336       1,736,248
Lexmark International, Inc. (Class A) (I)                                                      16,208       1,125,646

Consumer Finance 3.01%                                                                                      4,265,225
American Express Co.                                                                           75,500       3,978,850
MBNA Corp.                                                                                     14,500         286,375

Data Processing & Outsourced Services 1.05%                                                                 1,487,560
eFunds Corp. (I)                                                                               10,900         238,274
First Data Corp.                                                                               32,850       1,249,286

Diversified Banks 6.44%                                                                                     9,127,483
Bank of America Corp.                                                                          63,212       2,847,068
Wachovia Corp.                                                                                 60,875       3,115,583
Wells Fargo & Co.                                                                              52,800       3,164,832

Diversified Financial Services 3.80%                                                                        5,381,448
Citigroup, Inc.                                                                                77,150       3,622,964
JPMorgan Chase & Co.                                                                           34,000       1,206,660
National Financial Partners Corp.                                                               2,910         111,278
Wright Express Corp. (I)                                                                       26,380         440,546

Health Care Equipment 8.24%                                                                                11,676,632
Biomet, Inc.                                                                                   17,500         677,075
Boston Scientific Corp. (I)                                                                    55,000       1,626,900
Hospira, Inc. (I)                                                                              55,600       1,865,380
Integra LifeSciences Holdings (I)                                                              25,000         885,750
Kinetic Concepts, Inc. (I)                                                                     30,000       1,843,500
Medtronic, Inc.                                                                                45,000       2,371,500
Stryker Corp.                                                                                  11,000         534,050
Varian Medical Systems, Inc. (I)                                                               45,000       1,518,300
Zimmer Holdings, Inc. (I)                                                                       4,350         354,177

Health Care Facilities 2.09%                                                                                2,961,000
Manor Care, Inc. (I)                                                                           35,000       1,167,250
Triad Hospitals, Inc. (I)                                                                      35,000       1,793,750

Health Care Services 2.40%                                                                                  3,396,750
Caremark Rx, Inc. (I)                                                                          35,000       1,401,750
WebMD Corp. (I)                                                                               210,000       1,995,000

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Health Care Supplies 0.88%                                                                                 $1,241,600
Alcon, Inc. (Switzerland)                                                                      12,800       1,241,600

Insurance Brokers 0.50%                                                                                       702,450
Willis Group Holdings Ltd. (Bermuda)                                                           21,000         702,450

Internet Software & Services 1.33%                                                                          1,878,616
Digital Insight Corp. (I)                                                                      89,050       1,787,233
Epicor Software Corp. (I)                                                                       8,300          91,383

Investment Banking & Brokerage 4.14%                                                                        5,857,975
Goldman Sachs Group, Inc. (The)                                                                32,500       3,470,675
Lehman Brothers Holdings, Inc.                                                                  9,000         825,480
Merrill Lynch & Co., Inc.                                                                      13,300         717,269
Morgan Stanley                                                                                 16,050         844,551

Life & Health Insurance 1.14%                                                                               1,609,540
AFLAC, Inc.                                                                                     8,300         337,395
Conseco, Inc. (I)                                                                              29,480         567,195
Genworth Financial, Inc.                                                                        3,800         106,210
Scottish Re Group Ltd. (Cayman Islands)                                                        25,500         598,740

Managed Health Care 2.62%                                                                                   3,713,928
Aetna, Inc.                                                                                    16,000       1,173,920
PacifiCare Health Systems, Inc. (I)                                                             8,300         496,008
WellPoint, Inc. (I)                                                                            16,000       2,044,000

Multi-Line Insurance 3.65%                                                                                  5,165,244
American International Group, Inc.                                                             55,900       2,842,515
Assurant, Inc.                                                                                  3,250         107,542
Hartford Financial Services Group, Inc. (The)                                                   6,450         466,787
PartnerRe Ltd. (Bermuda)                                                                       30,000       1,748,400

Pharmaceuticals 10.30%                                                                                     14,586,983
Abbot Laboratories                                                                             60,000       2,949,600
Cubist Pharmaceuticals, Inc. (I)                                                              125,000       1,131,250
Cypress Bioscience, Inc. (I)                                                                   37,085         381,975
IVAX Corp. (I)                                                                                 44,100         833,490
Johnson & Johnson                                                                              25,000       1,715,750
MGI Pharma, Inc. (I)                                                                           23,000         507,150
Pfizer, Inc.                                                                                   60,000       1,630,200
Rigel Pharmaceuticals, Inc. (I)                                                                80,000       1,372,000
Roche Holding AG (Switzerland)                                                                 13,000       1,579,168
Shire Pharmaceuticals Group Plc, American Depositary
Receipt (ADR) (United Kingdom)                                                                 80,000       2,486,400

See notes to
financial statements.


12


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Property & Casualty Insurance 0.30%                                                                          $424,497
Ambac Financial Group, Inc.                                                                     6,350         424,497

Regional Banks 1.17%                                                                                        1,664,700
Fifth Third Bancorp.                                                                           24,000       1,044,000
M&T Bank Corp.                                                                                  6,000         620,700

Reinsurance 0.35%                                                                                             490,232
RenaissanceRe Holdings Ltd. (Bermuda)                                                          10,950         490,232

Semiconductor Equipment 2.11%                                                                               2,992,150
Applied Materials, Inc. (L)                                                                   153,200       2,278,084
KLA-Tencor Corp. (I)(L)                                                                        18,300         714,066

Semiconductors 4.09%                                                                                        5,794,333
Intel Corp. (L)                                                                               117,800       2,770,656
Power Integrations, Inc. (I)                                                                   35,800         778,650
Texas Instruments, Inc. (L)                                                                    89,945       2,245,027

Specialized Finance 0.21%                                                                                     302,100
CIT Group, Inc.                                                                                 7,500         302,100

Systems Software 6.43%                                                                                      9,108,563
Macrovision Corp. (I)                                                                          96,650       1,976,493
Microsoft Corp.                                                                               281,900       7,132,070

Thrifts & Mortgage Finance 0.21%                                                                              296,725
Fannie Mae                                                                                      5,500         296,725

                                                                                 Interest   Par value
Issuer, description, maturity date                                               rate           (000)           Value
Short-term investments 8.90%                                                                              $12,606,008
(Cost $12,606,008)

Joint Repurchase Agreement 2.77%                                                                            3,921,000
Investment in a joint repurchase agreement transaction
with Bank of America Corp. -- Dated 4-29-05
due 5-2-05 (secured by U.S. Treasury STRIPS
due 11-15-10 thru 8-15-25)                                                       2.85%         $3,921       3,921,000

                                                                                               Shares
Cash Equivalents 6.13%                                                                                      8,685,008
AIM Cash Investment Trust (T)                                                               8,685,008       8,685,008

See notes to
financial statements.


13



Total investments 106.61%                                                                                $150,990,651

Other assets and liabilities, net (6.61%)                                                                 ($9,366,061)

Total net assets 100.00%                                                                                 $141,624,590



(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $137,621,850)
including $8,514,978 of securities loaned                        $150,990,651
Receivable for investments sold                                       150,516
Receivable for shares sold                                             33,861
Dividends and interest receivable                                     116,826
Other assets                                                           10,840

Total assets                                                      151,302,694

Liabilities
Due to custodian                                                      292,804
Payable for investments purchased                                      28,813
Payable for shares repurchased                                        442,842
Payable upon return of securities loaned                            8,685,008
Payable to affiliates
Management fees                                                        88,459
Distribution and service fees                                          11,585
Other                                                                  60,861
Other payables and accrued expenses                                    67,732

Total liabilities                                                   9,678,104

Net assets
Capital paid-in                                                   343,616,531
Accumulated net realized loss on investments
and foreign currency transactions                                (215,440,745)
Net unrealized appreciation of investments
and translation of assets and liabilities in foreign currencies    13,369,598
Accumulated net investment income                                      79,206

Net assets                                                       $141,624,590

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($48,249,140 [DIV] 8,525,836 shares)                            $5.66
Class B ($69,330,797 [DIV] 12,646,825 shares)                           $5.48
Class C ($24,044,653 [DIV] 4,386,071 shares)                            $5.48

Maximum offering price per share
Class A 1 ($5.66 [DIV] 95%)                                             $5.96

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $3,056)             $1,719,856
Interest                                                               60,653
Securities lending                                                      9,260

Total investment income                                             1,789,769

Expenses
Investment management fees                                            807,341
Class A distribution and service fees                                  81,242
Class B distribution and service fees                                 395,691
Class C distribution and service fees                                 140,843
Transfer agent fees                                                   359,940
Printing                                                               43,558
Custodian fees                                                         42,431
Miscellaneous                                                          22,608
Registration and filing fees                                           17,882
Accounting and legal services fees                                     16,038
Professional fees                                                      13,052
Interest                                                                7,846
Trustees' fees                                                          2,690
Securities lending fees                                                   444

Total expenses                                                      1,951,606
Less expense reductions                                              (243,919)

Net expenses                                                        1,707,687

Net investment income                                                  82,082

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments                                                         7,840,278
Foreign currency transactions                                            (458)

Change in net unrealized appreciation (depreciation) of
Investments                                                        (7,481,156)
Translation of assets and liabilities in foreign currencies              (540)

Net realized and unrealized gain                                      358,124

Increase in net assets from operations                               $440,206

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                       10-31-04       4-30-05 1
Increase (decrease) in net assets
From operations

Net investment income (loss)                        ($2,179,314)      $82,082
Net realized gain                                     1,013,874     7,839,820
Change in net unrealized
appreciation (depreciation)                           6,287,307    (7,481,696)

Increase in net assets
resulting from operations                             5,121,867       440,206

From Fund share transactions                        (44,394,938)  (32,807,094)

Net assets
Beginning of period                                 213,264,549   173,991,478

End of period 2                                    $173,991,478  $141,624,590

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment income (loss) of ($2,876) and $79,206, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                   10-31-00 1  10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 2
Per share operating performance
Net asset value,
beginning of period                              $10.00       $9.54       $5.87       $4.49       $5.51       $5.67
Net investment income (loss) 3                     0.01       (0.05)      (0.05)      (0.03)      (0.04)       0.02
Net realized and unrealized
gain (loss) on investments                        (0.47)      (3.61)      (1.33)       1.05        0.20       (0.03)
Total from
investment operations                             (0.46)      (3.66)      (1.38)       1.02        0.16       (0.01)
Less distributions
From net investment income                           --       (0.01)         --          --          --          --
Net asset value, end of period                    $9.54       $5.87       $4.49       $5.51       $5.67       $5.66
Total return 4,5 (%)                              (4.60) 6   (38.37)     (23.51)      22.72        2.90       (0.18) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                       $86         $99         $65         $69         $58         $48
Ratio of expenses
to average net assets (%)                          1.65 7      1.65        1.65        1.65        1.65        1.65 7
Ratio of adjusted expenses
to average net assets 8 (%)                        1.75 7      1.85        1.88        2.02        1.86        1.95 7
Ratio of net investment income (loss)
to average net assets (%)                          0.57 7     (0.70)      (0.91)      (0.64)      (0.62)       0.55 7
Portfolio turnover (%)                               11         116          68          76          40          18

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                   10-31-00 1  10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 2
Per share operating performance
Net asset value,
beginning of period                              $10.00       $9.54       $5.83       $4.42       $5.40       $5.51
Net investment loss 3                                -- 9     (0.10)      (0.09)      (0.06)      (0.07)         -- 9
Net realized and unrealized
gain (loss) on investments                        (0.46)      (3.61)      (1.32)       1.04        0.18       (0.03)
Total from
investment operations                             (0.46)      (3.71)      (1.41)       0.98        0.11       (0.03)
Net asset value, end of period                    $9.54       $5.83       $4.42       $5.40       $5.51       $5.48
Total return 4,5 (%)                              (4.60) 6   (38.89)     (24.19)      22.17        2.04       (0.54) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                      $125        $161        $102        $104         $85         $69
Ratio of expenses
to average net assets (%)                          2.34 7      2.35        2.35        2.35        2.35        2.35 7
Ratio of adjusted expenses
to average net assets 8 (%)                        2.44 7      2.55        2.58        2.72        2.56        2.65 7
Ratio of net investment loss
to average net assets (%)                         (0.13) 7    (1.40)      (1.61)      (1.34)      (1.32)      (0.13) 7
Portfolio turnover (%)                               11         116          68          76          40          18

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                   10-31-00 1  10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 2
Per share operating performance
Net asset value,
beginning of period                              $10.00       $9.54       $5.83       $4.42       $5.40       $5.51
Net investment loss 3                                -- 9     (0.10)      (0.09)      (0.06)      (0.07)         -- 9
Net realized and unrealized
gain (loss) on investments                        (0.46)      (3.61)      (1.32)       1.04        0.18       (0.03)
Total from
investment operations                             (0.46)      (3.71)      (1.41)       0.98        0.11       (0.03)
Net asset value, end of period                    $9.54       $5.83       $4.42       $5.40       $5.51       $5.48
Total return 4,5 (%)                              (4.60) 6   (38.89)     (24.19)      22.17        2.04       (0.54) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                       $53         $69         $42         $41         $31         $24
Ratio of expenses
to average net assets (%)                          2.34 7      2.35        2.35        2.35        2.35        2.35 7
Ratio of adjusted expenses
to average net assets 8 (%)                        2.44 7      2.55        2.58        2.72        2.56        2.65 7
Ratio of net investment loss
to average net assets (%)                         (0.13) 7    (1.40)      (1.61)      (1.34)      (1.32)      (0.11) 7
Portfolio turnover (%)                               11         116          68          76          40          18

1 Class A, Class B and Class C shares began operations on 9-22-00.

2 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $0.01 per share.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Growth Trends Fund (the "Fund") is a diversified series of John Hancock Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital. The Fund will invest in a number of industry groups without concentration in any particular industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distrib ution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2005, the Fund loaned securities having a market value of $8,514,978 collateralized by cash in the amount of $8,685,008. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $222,780,511 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $83,769,657, October 31, 2010 -- $87,616,374 and October 31, 2011 -- $51,394,480.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distri bu tions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee
and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 1.00% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's management fee to 0.75% of the Fund's average daily net assets, at least until February 28, 2006. Accordingly, the expense reductions related to management fee limitation amounted to $201,835 for the period ended April 30, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Adviser has agreed to limit the Fund's total expenses, excluding distribution and service fees, to 1.35% of the Fund's average daily net asset value, on an annual basis, at least until February 28, 2006. There were no expense reductions related to the total expense limitation for the period ended April 30, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $35,720 with regard to sales of Class A shares. Of this amount, $5,219 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,523 was paid as sales commissions to unrelated broker-dealers and $5,978 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $243,518 for Class B shares and $1,089 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of

JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $42,084 for the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $16,038. The Fund also paid the Adviser the amount of $119 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sa tion Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.


                                Year ended 10-31-04                    Period ended 4-30-05 1
                        Shares               Amount             Shares               Amount
Class A shares
Sold                 1,425,444           $8,093,762            530,649           $3,088,934
Repurchased         (3,710,781)         (21,104,062)        (2,187,910)         (12,763,930)
Net decrease        (2,285,337)        ($13,010,300)        (1,657,261)         ($9,674,996)

Class B shares
Sold                 1,183,795           $6,544,677            267,701           $1,514,885
Repurchased         (4,953,899)         (27,393,331)        (3,124,408)         (17,703,299)
Net decrease        (3,770,104)        ($20,848,654)        (2,856,707)        ($16,188,414)

Class C shares
Sold                   425,690           $2,372,094             98,389             $557,247
Repurchased         (2,324,764)         (12,908,078)        (1,323,072)          (7,500,931)
Net decrease        (1,899,074)        ($10,535,984)        (1,224,683)         ($6,943,684)

Net decrease        (7,954,515)        ($44,394,938)        (5,738,651)        ($32,807,094)

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $27,606,256 and $58,640,652, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $138,121,904. Gross unrealized appreciation and depreciation of investments aggregated $20,513,538 and $7,644,791, respectively, resulting in net unrealized appreciation of $12,868,747. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses certain sales of securities.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective December 1, 2004.

Proxies covering 29,005,568 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                    WITHHELD
                                        FOR        AUTHORITY
-----------------------------------------------------------------
James F. Carlin                  28,112,871          892,697
Richard P. Chapman, Jr.          28,106,008          899,560
William H. Cunningham            28,116,711          888,857
Ronald R. Dion                   28,117,513          888,055
Charles L. Ladner                28,084,683          920,885
Dr. John A. Moore                28,111,292          894,276
Patti McGill Peterson            28,073,112          932,456
Steven R. Pruchansky             28,092,842          912,726
James A. Shepherdson             28,118,087          887,481

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Greater China Opportunities Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site      On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy       www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                         Express mail:
            John Hancock                          John Hancock
            Signature Services, Inc.              Signature Services, Inc.
            1 John Hancock Way, Suite 1000        Mutual Fund Image Operations
            Boston, MA 02217-1000                 529 Main Street
                                                  Charlestown, MA 02129

Phone       Customer service representatives      1-800-225-5291
            24-hour automated information         1-800-338-8080
            TDD line                              1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Growth Trends Fund.

460SA  4/05
       6/05

JOHN HANCOCK
Small Cap Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

For more information
page 29


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
capital appreciation
by normally invest
ing at least 80% of
its assets in equity
securities of small-
capitalization
companies (compa-
nies with market
capitalizations
under $2 billion).

Over the last six months

* The small-cap market's early gains were largely offset by falling share prices late in the period, as concerns about slowing economic growth and worsening inflation intensified.

* The Federal Reserve Board hiked short-term interest rates by 0.25% four times, raising the target federal funds rate to 2.75%.

* Strong stock picking in the health care sector enabled the Fund to finish ahead of its peer group average and the Russell 2000 Index, while slightly underperforming the S&P SmallCap 600 Index.


[Bar chart with heading "John Hancock Small Cap Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 10% with -10% at the bottom and 10% at the top. The first bar represents the 2.26% total return for Class
A. The second bar represents the -7.23%* total return for Class B. The third bar represents the -7.23%* total return for Class C. The fourth bar represents the -6.96%* total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 holdings

 3.8%   Gaylord Entertainment Co.
 3.7%   Cantel Medical Corp.
 3.4%   Philadelphia Consolidated Holding Corp.
 3.3%   Hologic, Inc.
 3.1%   Playtex Products, Inc.
 3.0%   Placer Sierra Bancshares
 2.9%   Warnaco Group, Inc. (The)
 2.4%   Trimble Navigation Ltd.
 2.4%   Avocent Corp.
 2.4%   Scottish Re Group Ltd.

As a percentage of net assets on April 30, 2005.

BY CHARLES S. GLOVSKY, CFA AND STEPHEN A. LANZENDORF, CFA

MANAGERS'
REPORT

JOHN HANCOCK
Small Cap Fund

On December 3, 2004, Independence Small Cap Portfolio merged into John Hancock Small Cap Fund. Independence Investment LLC will continue to manage the Fund under a sub-advisory agreement.

Small-cap stocks ended the period little changed from where they began it, as initial optimism about the economy, the conclusion of the presidential election and falling oil prices gave way to concerns about rising interest rates and a possible return of stagflation -- a condition marked by sluggish economic growth and high inflation. After rallying in November and December, the market's advance stalled in the first two months of 2005, and the final two months exhibited a clear downtrend, erasing most of the prior gains.

"Small-cap stocks ended the
 period little changed from where
 they began it..."

Heading the list of investors' worries was the price of crude oil, which touched a new high around $57 per barrel near the beginning of April. For its part, the Federal Reserve Board raised short-term interest rates four times, boosting the target federal funds rate to 2.75%. The Fed also indicated that more hikes were in the cards. Meanwhile, the Commerce Department's initial reading on first-quarter gross domestic product, a broad measure of the nation's economic activity, came in at an annual rate of 3.1%, down substantially from the previous quarter's 3.8% rate.

Large-cap stocks outperformed small-caps, reversing the trend of small-cap outperformance in evidence for most of the past five years. As investors became increasingly concerned about a decelerating U.S. economy, they viewed the greater economic sensitivity of small caps as a liability. Moreover, after so many quarters of outperformance, small-cap valuations were no longer cheap. An additional headwind for the Fund was the underperformance of growth relative to value, which occurred across all capitalization groups. The growing consensus that the economy might slow further made defensive, value-oriented stocks more attractive to investors.

Looking at performance

For the six months ended April 30, 2005, John Hancock Small Cap Fund's Class A shares returned 2.26% at net asset value. By comparison, the average small-cap core fund returned 1.87%, according to Lipper, Inc. 1 while the Russell 2000 Index finished with a -0.15% return and the Standard & Poor's SmallCap 600 Index returned 2.58%. From their inception on December 6, 2004 through April 30, 2005, the Fund's Class B, Class C and Class I shares posted total returns of -7.23%, -7.23% and -6.96%, respectively, at net asset value. Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. Historical performance information can be found on pages six and seven.

[Photos of Charles Glovsky and Stephen Lanzendorf, flush right next to first paragraph.]

Strategy explained

As is typical for the Fund, stock selection, not sector weightings, was the primary determinant of relative performance. While we pay attention to sector weightings, we won't buy a stock unless it passes our quantitative and fundamentals screens, and meets our requirement of buying only undervalued stocks of companies with improving fundamentals. We thoroughly research each stock that passes our rigorous screening process, paying particular attention to independent, non-management sources of information, such as customers, suppliers, trade representatives and competitors. Especially in the small-cap arena, where analyst coverage of most stocks is less thorough than in the large-cap universe, diligent research can pay off in the discovery of attractive bargains.

"Health care provided the largest
 boost to relative performance..."

Health care adds value

Health care provided the largest boost to relative performance, in large part due to strong gains by Cantel Medical Corp. and Hologic, Inc. The former, a provider of a diverse line of medical equipment and supplies, almost doubled during the period, as the company made an important acquisition and reported better-than-expected earnings for its fiscal second quarter ending January 31, 2005. Similarly, Hologic, a maker of diagnostic and digital imaging systems for medical applications, bettered earnings estimates for its fiscal second quarter ending March 31, 2005. Robust sales of the company's Selenia digital mammography system and its bone densitometry equipment drove Hologic's strong results.


[Table at top left-hand side of page entitled "Sector distribution2." The first listing is Consumer discretionary - 18%, the second is Information technology - 16%, the third is Health care - 16%, the fourth is Financials
- 16%, the fifth is Industrials - 9%, the sixth is Energy - 6%, the seventh is Materials - 5%, the eighth is Consumer staples - 4%, the ninth is Utilities - 2% and the tenth is Telecommunication services - 1%.]


In consumer services, the stock of hotel company Gaylord Enter tainment, which operates the Grand Ole Opry and other facilities catering to large meeting and event planners, performed well. Among other developments, the company narrowed its fourth-quarter loss to 22 cents a share from 40 cents per share the previous year. In consumer non-cyclicals, Playtex turned in a strong perform ance. We saw value in Playtex Products, Inc. because of its new management and the company's progress on its restructuring initiatives.


[Pie chart just below the middle of page with heading "Portfolio diversification2." The chart is divided into two sections (from top to right): Common stocks 93% and Short-term investments & other 7%.]


Some disappointments

Retail was the Fund's poorest-performing group both in absolute terms and compared with the Russell index. The share price of upscale women's apparel retailer Cache lost ground in April when the company lowered its estimates for first-quarter sales and earnings, and trimmed forecasts for all of 2005. Disappointing sales growth also hampered the stock of specialty retailer Sharper Image Corp.

In the technology sector, the Fund was hurt by its position in Avocent Corp., a maker of analog and digital switching systems used to manage multiple servers. The stock faltered, in part, because the company mispriced one of its new products. In financial services, Dollar Financial struggled, as the Federal Deposit Insurance Corporation (FDIC) issued new regulations that investors feared might limit the company's payday lending activities. We maintained our positions in all of these detractors because we viewed their problems as short-term and fixable.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Cantel Medical followed by an up arrow with the phrase "Favorable acquisition boosts earnings." The second listing is Hologic followed by an up arrow with the phrase "New digital mammography technology." The third listing is Cache followed by a down arrow with the phrase "Disappointing sales growth."]


Outlook

While small-cap stocks have enjoyed strong appreciation during the past few years and are no longer the bargains they used to be, we believe valuations are not excessively high and the cycle of outperformance relative to large caps could continue for a while. We continue to find promising growth candidates in a variety of sectors, including health care and technology. The aging U.S. population, improving Medicare reimbursement rates and healthy increases in equipment spending by hospitals and physicians are some factors aiding the outlook for health care stocks. In technology, unpredictable spending for information technology products and services remains a challenge, leading us to focus on companies that either have made acquisitions we like or have promising new product cycles that could serve as a catalyst for the stock. However, we are open to investment ideas from any sector, provided that a stock passes our initial screens and its growth prospects are confirmed by further analysis and our independent information sources.

"We continue to find promising
 growth candidates in a variety
 of sectors..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                              Class A 1    Class B      Class C      Class I 2
Inception date               12-16-98      12-6-04      12-6-04      12-6-04

Average annual returns with maximum sales charge (POP)
One year                         0.03%          --           --           --
Five years                       7.27           --           --           --
Since inception                  9.80           --           --           --

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.86           --           --           --
One year                         0.03           --           --           --
Five years                      42.02           --           --           --
Since inception                 81.36       -11.86        -8.15        -6.96

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective December 3, 2004, shareholders of the former Independence
  Small Cap Portfolio became owners of that number of full and fractional shares of Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the former Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

2 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Standard & Poor's SmallCap 600 Index and is equal to $19,783 as of April 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Fund, before sales charge, and is equal to $19,090 as of April 30, 2005. The third line represents the same value of the hypothetical $10,000 investment made in the John Hancock Small Cap Growth Fund, after sales charge, and is equal to $18,136 as of April 30, 2005. The fourth line represents Russell 2000 Index and is equal to $16,135 as of April 30, 2005.]

                                    Class B      Class C      Class I 1
Period beginning                    12-6-04      12-6-04      12-6-04
Without sales charge                 $9,277       $9,277       $9,304
With maximum sales charge             8,814        9,185        9,304
Index 1                               9,112        9,112        9,112
Index 2                               9,450        9,450        9,450

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2005. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index -- Index 1 -- is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor's SmallCap 600 Index -- Index 2 -- is an unmanaged index of 600 domestic stocks of small-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A              $1,022.60                  $8.39
Class B 2               927.70                   8.96
Class C 2               927.70                   8.96
Class I 2               930.40                   4.22

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A              $1,016.50                  $8.37
Class B 2             1,010.60                   9.35
Class C 2             1,010.60                   9.35
Class I 2             1,015.49                   4.40


Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.67%, 2.35%, 2.35% and 1.10% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

2 Class B, Class C and Class I shares began operations on 12-6-04. Ending values and expenses paid during the period are calculated for the period from 12-6-04 through 4-30-05.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 93.05%                                                                                     $100,605,630
(Cost $103,762,213)

Apparel Retail 1.92%                                                                                        2,080,576
Cache, Inc. (I)                                                                               185,600       2,080,576

Apparel, Accessories & Luxury Goods 4.75%                                                                   5,134,439
Quiksilver, Inc. (I)                                                                           71,500       1,969,825
Warnaco Group, Inc. (The) (I)                                                                 140,900       3,164,614

Application Software 2.30%                                                                                  2,489,004
Hyperion Solutions Corp. (I)                                                                   61,200       2,489,004

Auto Parts & Equipment 1.17%                                                                                1,268,820
LKQ Corp. (I)                                                                                  63,000       1,268,820

Communications Equipment 2.41%                                                                              2,607,018
Avocent Corp. (I)                                                                             103,700       2,607,018

Consumer Finance 1.24%                                                                                      1,341,522
Dollar Financial Corp. (I)                                                                    132,300       1,341,522

Diversified Commercial Services 1.95%                                                                       2,103,423
Source Interlink Cos., Inc. (I)                                                               200,900       2,103,423

Diversified Metals & Mining 2.06%                                                                           2,230,302
Arch Coal, Inc. (L)                                                                            50,300       2,230,302

Electronic Equipment Manufacturers 4.44%                                                                    4,803,958
Daktronics, Inc. (I)                                                                           93,600       1,905,696
Excel Technology, Inc. (I)                                                                     78,200       1,641,418
X-Rite, Inc.                                                                                  121,200       1,256,844

Electronic Manufacturing Services 2.45%                                                                     2,643,456
Trimble Navigation Ltd. (I)                                                                    76,800       2,643,456

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Health Care Equipment 9.06%                                                                                $9,789,747
Candela Corp. (I)                                                                             245,400       2,223,324
Cantel Medical Corp. (I)                                                                      149,700       3,983,517
Hologic, Inc. (I)(L)                                                                          100,700       3,582,906

Health Care Facilities 2.23%                                                                                2,404,745
LifePoint Hospitals, Inc. (I)                                                                  54,100       2,404,745

Health Care Services 2.29%                                                                                  2,474,160
SFBC International, Inc. (I)                                                                   79,300       2,474,160

Health Care Supplies 2.23%                                                                                  2,405,476
Inverness Medical Innovations, Inc. (I)                                                       102,100       2,405,476

Home Entertainment Software 1.69%                                                                           1,828,281
Take-Two Interactive Software, Inc. (I)                                                        77,700       1,828,281

Hotels, Resorts & Cruise Lines 3.76%                                                                        4,064,000
Gaylord Entertainment Co. (I)                                                                 101,600       4,064,000

Industrial Machinery 1.63%                                                                                  1,761,228
CLACOR, Inc.                                                                                   34,800       1,761,228

Integrated Telecommunication Services 0.92%                                                                   990,564
Aspect Communications Corp. (I)                                                               116,400         990,564

Internet Software & Services 3.14%                                                                          3,397,125
Lionbridge Technologies, Inc. (I)                                                             265,200       1,127,100
Secure Computing Corp. (I)                                                                    256,500       2,270,025

Leisure Products 0.96%                                                                                      1,037,151
Manning (Greg) Auctions, Inc. (I)(L)                                                          107,700       1,037,151

Life & Health Insurance 2.37%                                                                               2,564,016
Scottish Re Group Ltd. (Cayman Islands)                                                       109,200       2,564,016

Oil & Gas Equipment & Services 2.08%                                                                        2,250,440
Grant Prideco, Inc. (I)                                                                       101,600       2,250,440

Oil & Gas Exploration & Production 3.45%                                                                    3,732,454
Forest Oil Corp. (I)                                                                           55,000       2,119,150
Spinnaker Exploration Co. (I)                                                                  50,400       1,613,304

Packaged Foods & Meats 0.96%                                                                                1,034,825
Hain Celestial Group, Inc. (The) (I)                                                           58,300       1,034,825

Personal Products 5.30%                                                                                     5,733,220
Inter Parfums, Inc. (L)                                                                       161,100       2,327,895
Playtex Products, Inc. (I)(L)                                                                 335,500       3,405,325

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Property & Casualty Insurance 4.04%                                                                        $4,369,020
National Interstate Corp. (I)                                                                  46,800         709,020
Philadelphia Consolidated Holding Corp. (I)                                                    48,800       3,660,000

Publishing 1.74%                                                                                            1,882,908
Courier Corp.                                                                                  38,600       1,882,908

Railroads 3.49%                                                                                             3,777,760
Genesee & Wyoming, Inc. (Class A)(I)                                                           79,600       1,908,808
RailAmerica, Inc. (I)                                                                         181,100       1,868,952

Regional Banks 8.01%                                                                                        8,656,890
Boston Private Financial Holdings, Inc.                                                        85,500       1,910,070
EuroBancshares, Inc. (Puerto Rico) (I)                                                        115,900       1,629,554
Fidelity Southern Corp.                                                                        19,700         311,260
First Community Bancorp.                                                                       36,600       1,513,410
Placer Sierra Bancshares                                                                      141,800       3,292,596

Specialty Chemicals 3.01%                                                                                   3,259,082
Arch Chemicals, Inc.                                                                           61,300       1,580,314
Cytec Industries, Inc.                                                                         36,400       1,678,768

Specialty Stores 2.92%                                                                                      3,152,622
Cost Plus, Inc. (I)(L)                                                                         65,100       1,509,669
Sharper Image Corp. (I)(L)                                                                    122,700       1,642,953

Trucking 1.01%                                                                                              1,097,268
Overnite Corp.                                                                                 36,600       1,097,268

Water Utilities 2.07%                                                                                       2,240,130
Aqua America, Inc. (L)                                                                         83,900       2,240,130


                                                                                Interest    Par value
Issuer, description, maturity date                                              rate            (000)           Value
Short-term investments 15.01%                                                                             $16,229,694
(Cost $16,229,694)

Joint Repurchase Agreement 4.93%                                                                            5,327,000
Investment in a joint repurchase agreement transaction with
Bank of America Corp. -- Dated 04-29-05 due 05-02-05
(secured by U.S. Treasury STRIPS due 11-15-10 thru 08-15-25)                    2.850%         $5,327       5,327,000

Cash Equivalents 10.08%                                                                                    10,902,694
AIM Cash Investment Trust (T)                                                              10,902,694      10,902,694

See notes to
financial statements.


12


FINANCIAL STATEMENTS

Total investments 108.06%                                                                                $116,835,324

Other assets and liabilities, net (8.06%)                                                                 ($8,713,443)

Total net assets 100.00%                                                                                 $108,121,881

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $119,991,907)
including $10,688,916 of securities loaned                       $116,835,324
Cash                                                                      436
Receivable for shares sold                                          2,288,903
Dividends and interest receivable                                      11,040
Receivable from affiliates                                             42,467
Other assets                                                           28,291

Total assets                                                      119,206,461

Liabilities
Payable for shares repurchased                                         65,909
Payable upon receipt of securities loaned                          10,902,694
Payable to affiliates
Management fees                                                        78,299
Distribution and service fees                                           4,275
Other                                                                  32,766
Other payables and accrued expenses                                       637

Total liabilities                                                  11,084,580

Net assets
Capital paid-in                                                   111,775,092
Accumulated net realized loss on investments                         (142,896)
Net unrealized depreciation of investments                         (3,156,583)
Accumulated net investment loss                                      (353,732)

Net assets                                                       $108,121,881

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($63,818,937 [DIV] 6,123,636 shares)                           $10.42
Class B ($5,289,195 [DIV] 508,715 shares)                              $10.40
Class C ($15,488,072 [DIV] 1,489,515 shares)                           $10.40
Class I ($23,525,677 [DIV] 2,254,585 shares)                           $10.43

Maximum offering price per share
Class A 1 ($10.42 [DIV] 95%)                                           $10.97

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $324)                  $81,953
Interest                                                               51,866
Securities lending                                                      4,823

Total investment income                                               138,642

Expenses
Investment management fees                                            265,887
Class A distribution and service fees                                  56,740
Class B distribution and service fees                                   8,738
Class C distribution and service fees                                  23,611
Class A, B and C transfer agent fees                                   76,344
Class I transfer agent fees                                             2,342
Registration and filing fees                                           53,351
Custodian fees                                                         14,013
Administration fees                                                    11,302
Professional fees                                                      10,379
Printing                                                                8,246
Accounting and legal services fees                                      6,708
Miscellaneous                                                           2,081
Trustees' fees                                                            263
Securities lending fees                                                   254

Total expenses                                                        540,259
Less expense reductions                                               (47,885)

Net expenses                                                          492,374

Net investment loss                                                  (353,732)

Realized and unrealized gain (loss)

Net realized gain on investments                                      138,009
Change in net unrealized appreciation (depreciation)
of investments                                                     (5,112,754)

Net realized and unrealized loss                                   (4,974,745)

Decrease in net assets from operations                            ($5,328,477)

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                       10-31-04       4-30-05 1
Increase (decrease) in net assets
From operations

Net investment loss                                   ($155,042)    ($353,732)
Net realized gain                                     3,645,067       138,009
Change in net unrealized
appreciation (depreciation)                          (1,085,980)   (5,112,754)

Increase (decrease) in net assets
resulting from operations                             2,404,045    (5,328,477)

Distributions to shareholders
From net realized gain
Class A                                                (205,033)   (3,749,244)

From Fund share transactions                         10,117,443    89,174,273

Net assets
Beginning of period                                  15,708,874    28,025,329

End of period 2                                     $28,025,329  $108,121,881

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment loss of none and $353,732, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                  10-31-00    10-31-01    10-31-02 1  10-31-03    10-31-04     4-30-05 2,3
Per share operating performance
Net asset value,
beginning of period                              $9.44      $14.64      $12.99       $8.22      $10.06      $11.44
Net investment loss 4                            (0.12)      (0.29)      (0.16)      (0.05)      (0.09)      (0.07)
Net realized and unrealized
gain (loss) on investments                        5.32       (1.17)       0.36 5      2.22        1.61        0.43
Total from
investment operations                             5.20       (1.46)       0.20        2.17        1.52        0.36
Less distributions
From net realized gain                              --       (0.19)      (4.97)      (0.33)      (0.14)      (1.38)
Net asset value, end of period                  $14.64      $12.99       $8.22      $10.06      $11.44      $10.42
Total return 6,7 (%)                             55.08       (9.92)      (3.59)      27.41       15.25        2.26 8

Ratios and supplemental data
Net assets, end of period
(in millions)                                      $24         $10         $11         $16         $28         $64
Ratio of expenses
to average net assets (%)                         1.39        1.97        2.28        1.18        1.23        1.67 9
Ratio of adjusted expenses
to average net assets 10 (%)                      1.49        2.07        2.69        2.60        2.23        1.85 9
Ratio of net investment loss
to average net assets (%)                        (0.95)      (1.54)      (1.92)      (0.57)      (0.80)      (1.20) 9
Portfolio turnover (%)                              84          65          92          79         129          76

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

Period ended                                   4-30-05 3,11

Per share operating performance
Net asset value,
beginning of period                             $11.21
Net investment loss 4                            (0.08)
Net realized and unrealized
loss on investments                              (0.73)
Total from
investment operations                            (0.81)
Net asset value, end of period                  $10.40
Total return 6,7 (%)                             (7.23) 8

Ratios and supplemental data
Net assets, end of period
(in millions)                                       $5
Ratio of expenses
to average net assets (%)                         2.35 9
Ratio of adjusted expenses
to average net assets 10 (%)                      2.53 9
Ratio of net investment loss
to average net assets (%)                        (1.89) 9
Portfolio turnover (%)                              76

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

Period ended                                   4-30-05 3,11

Per share operating performance
Net asset value,
beginning of period                             $11.21
Net investment loss 4                            (0.08)
Net realized and unrealized
loss on investments                              (0.73)
Total from
investment operations                            (0.81)
Net asset value, end of period                  $10.40
Total return 6,7 (%)                             (7.23) 8

Ratios and supplemental data
Net assets, end of period
(in millions)                                      $15
Ratio of expenses
to average net assets (%)                         2.35 9
Ratio of adjusted expenses
to average net assets 10 (%)                      2.53 9
Ratio of net investment loss
to average net assets (%)                        (1.90) 9
Portfolio turnover (%)                              76

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

Period ended                                   4-30-05 3,11

Per share operating performance
Net asset value,
beginning of period                             $11.21
Net investment loss 4                            (0.03)
Net realized and unrealized
loss on investments                              (0.75)
Total from
investment operations                            (0.78)
Net asset value, end of period                  $10.43
Total return 6,7 (%)                             (6.96) 8

Ratios and supplemental data
Net assets, end of period
(in millions)                                      $24
Ratio of expenses
to average net assets (%)                         1.10 9
Ratio of adjusted expenses
to average net assets 10 (%)                      1.28 9
Ratio of net investment loss
to average net assets (%)                        (0.68) 9
Portfolio turnover (%)                              76

 1 On 6-24-02, the Advisors' Inner Circle Fund Independence Small Cap
   Portfolio acquired the assets and liabilities of the UAM Independence Small Cap Portfolio, a series of the UAM Funds, Inc. The operations of the Advisers' Inner Circle Fund Independence Small Cap Portfolio prior to the acquisition were those of the predecessor fund, the UAM Independence Small Cap Portfolio.

 2 Effective 12-3-04, shareholders of the former Independence Small Cap
   Portfolio became owners of an equal number of full and fractional Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

 3 Semiannual period rom 11-1-04 through 4-30-05. Unaudited.

 4 Based on the average of the shares outstanding.

 5 The per share amount does not accord with the aggregate net losses on investments because of the sales and repurchase of the Fund's shares in relation to fluctuating market value of the investments in the Fund.

 6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 8 Not annualized.

 9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

11 Class B, Class C and Class I shares began operations on 12-6-04.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Small Cap Fund (the "Fund") is a diversified series of John Hancock Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is the accounting and performance successor to Independence Small Cap Portfolio, a diversified open-end management investment company organized as a Massachusetts business trust. On December 3, 2004, the Fund acquired substantially all the assets and assumed the liabilities of the former Independence Small Cap Portfolio pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distri bution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2005, the Fund loaned securities having a market value of $10,688,916 collateralized by cash in the amount of $ 10,902,694. The cash collateral was invested in a short-term instrument. Security lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, the tax character of distributions paid was as follows: long-term capital gain of $205,033. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.90% of the Fund's average daily net asset value. The Adviser has a subadvisory agreement with Inde pendence Investments, LLC ("Independence"). The Fund is not responsible for payment of the subadvisory fees. Prior to December 3, 2004, Independence provided the Fund with investment management services, for which the Fund paid a fee at an annual rate of 0.85% of the Fund's average daily net asset value.

Effective December 3, 2004, the Adviser has agreed to limit the Fund's total expenses, excluding distribution and service fees, and transfer agent fees, to 1.05% of the Fund's average daily net asset value, with respect to Class A, Class B and Class C shares, on an annual basis, Class A total expenses to 1.65% of Class A average daily net asset value, and Class I total expenses to 1.10% of Class I average net asset value, at least until February 28, 2006. Prior to December 3, 2004, Independence had agreed to limit the Fund's total expenses to 1.85% of the Fund's average daily net asset value. Accordingly, the expense reductions related to the Fund's total expense limitations amounted to $47,885 for the period ended April 30, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. Prior to December 3, 2004, SEI Investments Distribution Co. was the distributor for the Fund and received no compensation for its distribution services.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $391,787 with regard to sales of Class A shares. Of this amount, $60,777 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $327,267 was paid as sales commissions to unrelated broker-dealers and $3,743 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator

Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insur ance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $1,445 for Class B shares and $1,066 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. The Adviser has agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.30% of each class's average daily net asset value, at least until February 28, 2006. There were no transfer agent fee reductions during the period ended April 30, 2005. Signature Services has also agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Signature Services reserves the right to terminate these limitations in the future. Prior to December 3, 2004, DST Systems, Inc. served as the Fund's transfer agent.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $6,708. The Fund also paid the Adviser the amount of $1,911 for certain publishing services, included in the printing fees. Prior to December 3, 2004, SEI Investments Global Funds Services served as administrator of the Fund and was paid a fee of 0.65% of the Fund's average daily net assets, which amounted to $11,302 during the period from October 31, 2004 to December 3, 2004.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund's shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.



                                 Year ended 10-31-04          Period ended 4-30-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       1,421,739     $15,880,583     4,628,018     $52,004,998
Distributions reinvested      20,274         204,967            --              --
Repurchased                 (553,670)     (5,968,107)     (953,725)    (10,890,957)
Net increase                 888,343     $10,117,443     3,674,293     $41,114,041

Class B shares 2
Sold                              --              --       536,611      $5,977,289
Repurchased                       --              --       (27,896)       (304,371)
Net increase                      --              --       508,715      $5,672,918

Class C shares 2
Sold                              --              --     1,502,066     $16,728,111
Repurchased                       --              --       (12,551)       (140,575)
Net increase                      --              --     1,489,515     $16,587,536

Class I shares 2
Sold                              --              --     2,446,874     $27,952,876
Repurchased                       --              --      (192,289)     (2,153,098)
Net increase                      --              --     2,254,585     $25,799,778

Net increase                 888,343     $10,117,443     7,927,108     $89,174,273


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Class B, Class C and Class I shares began operations on 12-6-04.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $122,018,612 and $43,355,577 respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $119,991,907. Gross unrealized appreciation and depreciation of investments aggregated $4,581,862 and $7,738,445, respectively, resulting in net unrealized depreciation of $3,156,583.

Note E
Acquisition

On December 3, 2004, the Fund acquired substantially all of the assets and liabilities of the former Independence Small Cap Portfolio in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 3,077,385 Class A shares of the Fund for the net assets of the former Independence Small Cap Portfolio, which amounted to $34,820,978, including $5,042,523 of unrealized appreciation, after the close of business on December 3, 2004. Accounting and performance history of the former Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Greater China Opportunities Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

---------------------------------------------------------

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information --
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Subadviser

Independence Investment
LLC
53 State Street
Boston, MA 02109

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:                           Express mail:
          John Hancock                            John Hancock
          Signature Services, Inc.                Signature Services, Inc.
          1 John Hancock Way, Suite 1000          Mutual Fund Image Operations
          Boston, MA 02217-1000                   529 Main Street
          Charlestown, MA 02129

Phone     Customer service representatives        1-800-225-5291
          24-hour automated information           1-800-338-8080
          TDD line                                1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Small Cap Fund.

820SA  4/05
       6/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, April 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form

N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    June 30, 2005